Basis of Presentation - Additional Information (Detail) ¥ in Billions, $ in Billions	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 28, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net assets of VIEs	$ 1.4	¥ 9.6
Creditors of the VIEs'third-party liabilities with no recourse to the general credit of the primary beneficiaries	No
Exchange rate used for conversion of financial statements from RMB to US dollar			6.8680